FIXED ASSETS, NET - Movement of Fixed assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PP&E
Property, plant and equipment at beginning of period	R$ 32,370,392	R$ 27,965,837	R$ 26,812,925
Initial adoption - IFRS 16	340,225
Additions	733,716	439,254	1,931,325
Transfer	73,936	(14,145)	(119,189)
Disposals	(128,286)	(196,366)	(962,828)
Parent Company Acquisitions			2,324,017
Held for sale		(2,409,985)	(83,420)
Impairment	73,763	6,585,797
Property, plant and equipment at end of period	33,315,874	32,370,392	27,965,837
Accumulated depreciation
PP&E
Property, plant and equipment at beginning of period	(27,822,835)
Property, plant and equipment at end of period	(29,474,297)	(27,822,835)
Administration
PP&E
Property, plant and equipment at beginning of period	1,468,494	1,697,310	1,848,030
Additions	15,113	(30,114)	(41,943)
Transfer	86,056	(20,150)	(6,829)
Disposals	(4,789)	(52,812)	(19,509)
Parent Company Acquisitions			980
Held for sale		(125,740)	(83,420)
Property, plant and equipment at end of period	1,564,874	1,468,494	1,697,310
Administration | Accumulated depreciation
PP&E
Property, plant and equipment at beginning of period	(1,536,672)
Property, plant and equipment at end of period	(1,576,154)	(1,536,672)
Administration | In service | Gross value
PP&E
Property, plant and equipment at beginning of period	2,446,802	2,406,319	2,491,860
Additions	908	61,350	12,615
Transfer	69,241	210,759	65,212
Disposals	(11,710)	(27,727)	(28,320)
Parent Company Acquisitions			114
Held for sale		(203,899)	(135,162)
Property, plant and equipment at end of period	2,505,241	2,446,802	2,406,319
Administration | In service | Accumulated depreciation
PP&E
Property, plant and equipment at beginning of period	(1,536,672)	(1,537,139)	(1,514,448)
Additions	(96,743)	(117,188)	(136,531)
Transfer	48,638	(2,365)	(7,139)
Disposals	8,623	(10,290)	29,190
Held for sale		130,310	91,790
Property, plant and equipment at end of period	(1,576,154)	(1,536,672)	(1,537,139)
Administration | In progress | Gross value
PP&E
Property, plant and equipment at beginning of period	566,693	836,544	879,911
Additions	110,948	25,754	82,000
Transfer	(40,152)	(228,544)	(64,902)
Disposals	(1,702)	(14,908)	(20,447)
Parent Company Acquisitions			866
Held for sale		(52,153)	(40,884)
Property, plant and equipment at end of period	635,787	566,693	836,544
Administration | In progress | Special Obligations Linked to the Concession
PP&E
Property, plant and equipment at beginning of period	(8,329)	(8,414)	(9,292)
Additions		(30)	(27)
Transfer	8,329
Disposals		113	69
Held for sale		2	836
Property, plant and equipment at end of period		(8,329)	(8,414)
Distribution
PP&E
Property, plant and equipment at beginning of period		1,050,417	1,108,115
Additions			(57,698)
Transfer		(1,050,417)
Property, plant and equipment at end of period			1,050,417
Distribution | Commercial leasing | Gross value
PP&E
Property, plant and equipment at beginning of period		1,730,922	1,730,922
Transfer		(1,730,922)
Property, plant and equipment at end of period			1,730,922
Distribution | Commercial leasing | Accumulated depreciation
PP&E
Property, plant and equipment at beginning of period		(680,505)	(622,807)
Additions			(57,698)
Transfer		680,505
Property, plant and equipment at end of period			(680,505)
Generation / Marketing
PP&E
Property, plant and equipment at beginning of period	30,901,898
Property, plant and equipment at beginning of period	29,909,178	25,218,110	23,856,780
Additions	684,964	469,368	(1,831,684)
Transfer	(159,992)	1,056,422	(112,360)
Disposals	(12,208)	(143,554)	982,337
Parent Company Acquisitions			2,323,037
Held for sale		(2,284,245)
Impairment	73,763	6,585,797
Property, plant and equipment at end of period		30,901,898
Property, plant and equipment at end of period	30,495,705	29,909,178	25,218,110
Generation / Marketing | In service | Gross value
PP&E
Property, plant and equipment at beginning of period	47,517,007	50,062,347	47,386,315
Additions	516,684	64,032	198,582
Transfer	1,799,348	283,396	(33,257)
Disposals	(3,732)	(236,866)	(96,066)
Parent Company Acquisitions			2,606,773
Held for sale		(2,655,902)
Property, plant and equipment at end of period	49,829,307	47,517,007	50,062,347
Generation / Marketing | In service | Accumulated depreciation
PP&E
Property, plant and equipment at beginning of period	(25,547,961)	(24,329,630)	(23,273,655)
Additions	(1,482,961)	(1,452,120)	(1,349,670)
Transfer	8,871	(4,139)	194,497
Disposals	984	109,963	99,198
Held for sale		127,965
Property, plant and equipment at end of period	(27,021,067)	(25,547,961)	(24,329,630)
Generation / Marketing | In progress | Gross value
PP&E
Property, plant and equipment at beginning of period	15,387,242	13,897,354	12,423,498
Additions	1,842,068	1,916,813	1,778,494
Transfer	(1,959,882)	(273,252)	(378,979)
Disposals	(9,460)	(23,554)	(15,734)
Parent Company Acquisitions			90,075
Held for sale		(130,119)
Property, plant and equipment at end of period	15,259,968	15,387,242	13,897,354
Generation / Marketing | In progress | Accumulated depreciation
PP&E
Property, plant and equipment at beginning of period	(6,920,862)	(13,804,579)	(12,141,003)
Additions			(2,459,063)
Transfer			105,379
Disposals			988,028
Parent Company Acquisitions			(297,920)
Held for sale		297,920
Impairment	73,763	6,585,797
Property, plant and equipment at end of period	(6,847,099)	(6,920,862)	(13,804,579)
Generation / Marketing | In progress | Special Obligations Linked to the Concession
PP&E
Property, plant and equipment at beginning of period	(526,248)	(607,383)	(538,375)
Additions	(190,827)	(1,660)	(28)
Transfer	(8,329)
Disposals		6,903	6,911
Parent Company Acquisitions			(75,891)
Held for sale		75,891
Property, plant and equipment at end of period	(725,404)	(526,248)	R$ (607,383)
Generation / Marketing | Commercial leasing | Gross value
PP&E
Property, plant and equipment at beginning of period	1,730,922
Transfer		1,730,922
Property, plant and equipment at end of period		1,730,922
Generation / Marketing | Commercial leasing | Accumulated depreciation
PP&E
Property, plant and equipment at beginning of period	(738,202)
Additions		(57,697)
Transfer		(680,505)
Property, plant and equipment at end of period		(738,202)
Commercial leasing | In service
PP&E
Property, plant and equipment at beginning of period	992,720
Initial adoption - IFRS 16	340,225
Additions	33,639
Disposals	(111,289)
Property, plant and equipment at end of period	1,255,295	992,720
Commercial leasing | In service | Gross value
PP&E
Property, plant and equipment at beginning of period	1,730,922
Initial adoption - IFRS 16	340,225
Additions	172,513
Disposals	(111,289)
Property, plant and equipment at end of period	2,132,371	1,730,922
Commercial leasing | In service | Accumulated depreciation
PP&E
Property, plant and equipment at beginning of period	(738,202)
Additions	(138,874)
Property, plant and equipment at end of period	R$ (877,076)	R$ (738,202)